Note 15 - Subsequent Events (Details) (Subsequent Event [Member])	0 Months Ended
Jul. 03, 2013
Note 15 - Subsequent Events (Details) [Line Items]
Subsequent Event Agreement Period	5 years
Royalty Percentage of Net Sales	1.50%
Defibrotide [Member]
Note 15 - Subsequent Events (Details) [Line Items]
Subsequent Event Agreement Period	7 years